Fair value measurements and the fair value option - Schedule of Fair Value of Assets Measured on Recurring Basis (Detail) - Fair Value, Recurring [Member] - USD ($) $ in Thousands	Dec. 31, 2022	Jun. 30, 2022
Level 1 [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	$ 1,487	$ 2,744
Convertible notes	0	0
Level 2 [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	0	0
Convertible notes	0	0
Level 3 [Member]
Assets, Fair Value Disclosure [Abstract]
Available for sale securities	0	0
Convertible notes	$ 11,978	$ 12,342